Note 12 - Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Income Amount In Retained Earnings Represent Without Income Tax Provision	$ 8.8
Federal [Member]
Note 12 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	16.2
State and Local Jurisdiction [Member]
Note 12 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 31.8